FRANKLIN U.S. GOVERNMENT MONEY FUND
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

June 1, 2022

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Franklin U.S. Government Money Fund
(CIK#000038778)
	File No. 811-02605

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-
CEN for the period ended June 30, 2020.

The amended form is being filed to amend Item G.1.a.iii of the Form N-CEN on behalf of Franklin U.S. Government
Money Fund to add the signature to the independent public accountant's report on internal control. There were no other changes to the Form N-CEN that was filed on September 11, 2020 (accession number 0001752724-20-182556).

Please direct any inquiries to Jeffrey W. White at (916) 463-
4396.

Sincerely,

/s/ Jeffrey W. White

Jeffrey W. White
Assistant Treasurer